UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23853

Mason Capital Fund Trust
(Exact name of registrant as specified in charter)

50 Federal Street, 9th Floor

Boston, MA 02110
(Address of principal executive offices) (Zip code)

Elliott Bruce

Mason Capital Partners

50 Federal Street, 9th Floor

Boston, MA 02110
(Name and address of agent for service)

(617) 228-5190

Registrant's telephone number, including area code

Date of fiscal year end: 6/30/2025

Date of reporting period: 12/31/2024

Item 1. Reports to Stockholders.

(a)	A copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Fundamentals First ETF
KNOW (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Fundamentals First ETF (the “Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://fundamentalsfirstfund.com. You can also request this information by contacting us at 617-228-5190.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamentals First ETF	$52	1.00%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$4,270,082
Number of Holdings	102
Portfolio Turnover	3%
30-Day SEC Yield	2.10%
Distribution Yield	1.50%
Visit https://fundamentalsfirstfund.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Sector Breakdown (% of net assets)

Top 10 Holdings (% of net assets)
JPMorgan 100% US Treasury Securities Money Market Fund - Capital Class	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Fiserv, Inc.	1.8%
Alphabet, Inc. - Class C	1.8%
Cummins, Inc.	1.8%
Snap-on, Inc.	1.7%
Dollarama, Inc.	1.7%
Parker-Hannifin Corp.	1.7%
WW Grainger, Inc.	1.6%
Hubbell, Inc.	1.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fundamentalsfirstfund.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact  Mason Capital Partners at 617-228-5190, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Mason Capital Partners or your financial intermediary.
Fundamentals First ETF	PAGE 1	TSR-SAR-574817102

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	The registrant’s Financial Statements are filed herewith.

Mason Capital Fund Trust
Semi-Annual Financial Statements and Additional Information
December 31, 2024

FUNDAMENTALS FIRST ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 81.1%
Communications - 3.2%
Alphabet, Inc. - Class C	400	$76,176
Comcast Corp. - Class A	416	15,612
Meta Platforms, Inc. - Class A	80	46,841
		138,629
Consumer Discretionary - 7.2%
America’s Car-Mart, Inc.(a)	592	30,340
Cie Generale des Etablissements Michelin SCA	1,592	52,441
Coats Group PLC	42,064	49,711
Dana, Inc.	1,256	14,519
LKQ Corp.	1,096	40,278
Martinrea International, Inc.	3,568	22,389
McDonald’s Corp.	209	60,587
Texas Roadhouse, Inc.	216	38,973
		309,238
Consumer Staples - 2.6%
Church & Dwight Co., Inc.	376	39,371
Dollarama, Inc.	744	72,607
		111,978
Energy - 14.3%
APA Corp.	856	19,765
Bonterra Energy Corp.(a)	4,824	12,652
Chord Energy Corp.	261	30,516
Dorchester Minerals LP	1,528	50,928
Enbridge, Inc.	784	33,265
Energy Transfer LP	3,232	63,315
Enterprise Products Partners LP	2,088	65,480
Gaztransport Et Technigaz SA	264	35,168
Global Partners LP	1,200	55,860
Gulf Keystone Petroleum Ltd.	13,688	24,950
Keyera Corp.	704	21,530
Kinder Morgan, Inc.	992	27,181
Magnolia Oil & Gas Corp. - Class A	1,264	29,552
Pembina Pipeline Corp.	792	29,264
TotalEnergies SE - ADR	888	48,396
Vermilion Energy, Inc.	1,576	14,814
Western Midstream Partners LP	1,272	48,883
		611,519
Financials - 5.7%
Banco del Bajio SA(b)	6,816	13,615
Commonwealth Bank of Australia	224	21,247
FB Financial Corp.	720	37,087
Lakeland Financial Corp.	408	28,054
Plumas Bancorp	760	35,918

The accompanying notes are an integral part of these financial statements.

1

FUNDAMENTALS FIRST ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCK - (Continued)
Financials - (Continued)
Prosperity Bancshares, Inc.	584	$44,005
Sabre Insurance Group PLC(b)	13,392	23,136
SpareBank 1 SR-Bank ASA	3,016	38,841
		241,903
Health Care - 4.2%
IRadimed Corp.	436	23,980
Mettler-Toledo International, Inc.(a)	48	58,737
Novartis AG - ADR	368	35,810
Straumann Holding AG	224	28,199
US Physical Therapy, Inc.	360	31,935
		178,661
Industrials - 21.2%
Cummins, Inc.	216	75,298
DLH Holdings Corp.(a)	2,464	19,786
Emerson Electric Co.	352	43,623
Fastenal Co.	609	43,793
Graco, Inc.	648	54,620
Grupo Aeroportuario del Pacifico SAB de CV - ADR	240	41,998
Honeywell International, Inc.	184	41,564
Hubbell, Inc.	160	67,022
IDEX Corp.	120	25,115
ITT, Inc.	296	42,292
Lincoln Electric Holdings, Inc.	152	28,495
Nordson Corp.	144	30,131
Norfolk Southern Corp.	104	24,409
Parker-Hannifin Corp.	112	71,235
Schneider Electric SE	264	65,878
SFL Corp. Ltd.	4,078	41,677
Snap-on, Inc.	216	73,328
SThree PLC	6,864	25,435
Tennant Co.	264	21,524
WW Grainger, Inc.	64	67,459
		904,682
Materials - 7.2%
AptarGroup, Inc.	272	42,731
Avery Dennison Corp.	176	32,935
Givaudan SA - ADR	568	49,460
Labrador Iron Ore Royalty Corp.	1,608	32,363
Linde PLC	136	56,939
Sherwin-Williams Co.	184	62,547
Treatt PLC	5,128	31,264
		308,239

The accompanying notes are an integral part of these financial statements.

2

FUNDAMENTALS FIRST ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCK - (Continued)
Technology - 13.0%
Agilysys, Inc.(a)	216	$28,449
Automatic Data Processing, Inc.	224	65,571
Climb Global Solutions, Inc.	317	40,180
Fiserv, Inc.(a)	384	78,881
Garmin Ltd.	160	33,002
KLA Corp.	97	61,122
Lam Research Corp.	555	40,088
Paychex, Inc.	464	65,062
ServiceNow, Inc.(a)	27	28,623
Skyworks Solutions, Inc.	264	23,412
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	448	88,475
		552,865
Utilities - 2.5%
Atmos Energy Corp.	240	33,425
Chesapeake Utilities Corp.	352	42,715
ONE Gas, Inc.	448	31,024
		107,164
TOTAL COMMON STOCKS (Cost $3,393,325)		3,464,878
EXCHANGE TRADED FUNDS - 11.5%
iShares iBonds Dec 2026 Term Corporate ETF	2,056	49,488
iShares iBonds Dec 2027 Term Corporate ETF	2,064	49,454
iShares iBonds Dec 2028 Term Corporate ETF	1,976	49,202
iShares iBonds Dec 2029 Term Corporate ETF	2,160	49,248
iShares iBonds Dec 2030 Term Corporate ETF	2,312	49,384
iShares iBonds Dec 2031 Term Corporate ETF	2,416	49,166
iShares iBonds Dec 2032 Term Corporate ETF	1,992	48,963
iShares iBonds Dec 2033 Term Corporate ETF	1,944	48,794
SPDR ICE Preferred Securities ETF	1,424	46,978
VanEck Preferred Securities ex Financials ETF	2,808	48,438
TOTAL EXCHANGE TRADED FUNDS (Cost $493,052)		489,115
REAL ESTATE INVESTMENT TRUSTS - 4.6%
Armada Hoffler Properties, Inc.	4,876	49,882
BRT Apartments Corp.	1,648	29,713
Community Healthcare Trust, Inc.	992	19,056
Precinct Properties New Zealand Ltd.(a)	22,752	15,021
Primaris Real Estate Investment Trust	2,616	28,154
Tanger, Inc.	1,640	55,973
		197,799
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $198,208)		197,799

The accompanying notes are an integral part of these financial statements.

3

FUNDAMENTALS FIRST ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)(Continued)

	Shares	Value
BUSINESS DEVELOPMENT COMPANIES - 0.6%
Gladstone Investment Corp.	1,864	$24,698
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $25,665)		24,698
SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
JPMorgan 100% US Treasury Securities Money Market Fund – Capital Class, 4.35%(c)	91,953	91,953
TOTAL SHORT-TERM INVESTMENTS (Cost $91,953)		91,953
TOTAL INVESTMENTS - 100.0% (Cost $4,202,203)		$4,268,443
Other Assets in Excess of Liabilities - 0.0%(d)		1,639
TOTAL NET ASSETS - 100.0%		$4,270,082

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SE - Societas Europeae
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $36,751 or 0.9% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

FUNDAMENTALS FIRST ETF
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024 (Unaudited)

ASSETS:
Investments, at value	$4,268,443
Cash	242
Dividends receivable	4,398
Dividend tax reclaims receivable	197
Interest receivable	11
Total assets	4,273,291
LIABILITIES:
Payable to adviser	3,209
Total liabilities	3,209
NET ASSETS	$4,270,082
Net Assets Consists of:
Paid-in capital	$4,210,755
Total distributable earnings	59,327
Total net assets	$4,270,082
Net assets	$4,270,082
Shares issued and outstanding(a)	400,000
Net asset value, offering and redemption price per share	$10.68
Cost:
Investments, at cost	$4,202,203

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

5

FUNDAMENTALS FIRST ETF
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend income	$39,404
Less: Dividend withholding taxes	(1,241)
Interest income	1,741
Total investment income	39,904
EXPENSES:
Investment advisory fee	15,097
Total expenses	15,097
Net investment income	24,807
REALIZED AND UNREALIZED GAIN
Net realized loss from:
Investments	(7,239)
Net realized loss	(7,239)
Net change in unrealized appreciation on:
Investments	71,351
Net change in unrealized appreciation	71,351
Net realized and unrealized gain	64,112
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$88,919

The accompanying notes are an integral part of these financial statements.

6

FUNDAMENTALS FIRST ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended December 31, 2024 (Unaudited)	Period Ended June 30, 2024(a)
OPERATIONS:
Net investment income	$24,807	$16,021
Net realized loss	(7,239)	(17)
Net change in unrealized appreciation/(depreciation)	71,351	(4,523)
Net increase in net assets from operations	88,919	11,481
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(25,237)	(15,836)
Total distributions to shareholders	(25,237)	(15,836)
CAPITAL TRANSACTIONS:
Subscriptions	1,651,845	2,058,910
Net increase in net assets from capital transactions	1,651,845	2,058,910
Net increase in net assets	1,715,527	2,054,555
NET ASSETS:
Beginning of the period(b)	2,554,555	500,000
End of the period	$4,270,082	$2,554,555
SHARES TRANSACTIONS
Subscriptions	150,000	200,000
Total increase in shares outstanding	150,000	200,000

(a)	The Fund commenced operations on February 21, 2024.
(b)
The Fund was organized with 50,000 shares of beneficial interest on August 7, 2023 for $500,000, which represents the seed investment made by a Principal of the Adviser. The Fund commenced operations on February 21, 2024.

The accompanying notes are an integral part of these financial statements.

7

FUNDAMENTALS FIRST ETF
FINANCIAL HIGHLIGHTS

	Period Ended December 31, 2024 (Unaudited)	Period Ended June 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.22	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.09	0.08
Net realized and unrealized gain on investments(d)	0.45	0.21
Total from investment operations	0.54	0.29
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.07)
Net realized gains	(0.01)	—
Total distributions	(0.08)	(0.07)
Net asset value, end of period	$10.68	$10.22
Total return(e)	5.21%	2.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,270	$2,555
Ratio of expenses to average net assets(f)(g)	1.00%	1.00%
Ratio of net investment income to average net assets(f)(g)	1.64%	2.15%
Portfolio turnover rate(e)(h)	3%	1%

(a)	The Fund commenced operations on February 21, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

8

FUNDAMENTALS FIRST ETF
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)
1. ORGANIZATION
Fundamentals First ETF (the “Fund”) is a diversified series of Mason Capital Fund Trust (the “Trust”). The Trust was organized on September 22, 2022, as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund commenced operations on February 21, 2024 and seeks to generate income and capital growth. The Fund primarily invests in publicly-traded equity securities and fixed income securities. The majority of the Fund’s assets are expected to be held in equities with the balance allocated to fixed income securities. The Fund expects to invest in both U.S. and non-U.S. based companies. Albert D. Mason Inc., doing business as Mason Capital Partners, serves as the Fund’s investment advisor (the “Adviser”). Organizational costs that were incurred to establish the Fund to enable them to legally do business were paid for by the Adviser. These payments are not recoupable by the Adviser.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“the “Exchange”) under the symbol KNOW. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, typically 50,000 shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is a registered investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies" including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of specific identification. Dividend income and income from underlying investment companies is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Distributions received from the Fund’s investments and Real Estate Investment Trusts (“REITs”) are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Fund uses estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. Changes to estimates will be recorded in the period they are known. The distributions received from REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statement of Operations. The distributions received that are classified as return of capital reduced the cost of investments on the Statement of Assets and Liabilities.
Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends. The Fund intends to declare and make distributions of taxable net investment income quarterly and net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

9

FUNDAMENTALS FIRST ETF
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)(Continued)
Federal Income Taxes: The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the six months ended December 31, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the six months ended December 31, 2024, the Fund did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the six months ended December 31, 2024, the Fund did not incur any interest or penalties.
Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Fund’s Statement of Operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Share Valuation: The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.
Guarantees and Indemnifications: In the normal course of business, the Trust, on behalf of the Fund, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Adviser is of the view that the risk of loss to the Fund in connection with the Fund indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal year period ended December 31, 2024, no adjustments were required to be made to the Statement of Assets and Liabilities due to permanent differences between distributable earnings and capital stock.
3. SECURITIES VALUATION
Investment Valuation: The Fund calculates its NAV each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national securities exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices.
Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.
Market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Trust’s Board of Trustees (the “Board”). If a market quotation is not readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a

10

FUNDAMENTALS FIRST ETF
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)(Continued)
determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Foreign exchanges typically close before the time at which Fund share prices are calculated and may be closed altogether on some days when shares of the Fund are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations.
If market quotations are not readily available, a security will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.
Fair Valuation Measurement:
The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

11

FUNDAMENTALS FIRST ETF
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)(Continued)
The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2024:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,464,878	$ —	$ —	$3,464,878
Exchange Traded Funds	489,115	—	—	489,115
Real Estate Investment Trusts	197,799	—	—	197,799
Business Development Companies	24,698	—	—	24,698
Short-Term Investments	91,953	—	—	91,953
Total Assets	$4,268,443	$—	$—	$4,268,443

Refer to the Schedule of Investments for additional information.
4. OTHER RELATED PARTY TRANSACTIONS
The Adviser serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment management services to the Fund and oversees the day-to-day operations of the Fund, subject to the supervision of the Board and the officers of the Trust. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a monthly unitary management at an annual rate of 1.00% based on the Fund’s average daily net assets for services provided to the Fund. The Adviser bears the costs of all the operating expenses of the Fund, excluding interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses and expenses incidental to a meeting of the Fund’s shareholders.
5. SERVICE AND CUSTODY AGREEMENTS
The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (“USB”), an affiliate of Fund Services. Under these agreements, Fund Services and USB provide certain transfer agency, administrative, accounting and custody services and are paid by the Adviser under the unitary fee arrangement noted above.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly owned broker-dealer subsidiary of Foreside Financial Group, LLC (“Foreside”), doing business as ACA Foreside, a division of ACA Group.
The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Fund and there is no current intention to implement the Rule 12b-1 Plan.
6. INVESTMENT TRANSACTIONS
For the period ended December 31, 2024, the aggregate purchases and sales of investments in the Fund, excluding in-kind and short-term securities, were $89,848 and $83,550, respectively. For the period ended December 31, 2024, the purchases of in-kind securities in the Fund were $1,601,835. There were no in-kind sales of securities in the Fund.
For the period ended December 31, 2024, there were no long-term purchases or sales of U.S. Government Securities in the Fund.

12

FUNDAMENTALS FIRST ETF
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)(Continued)
7. INCOME TAX INFORMATION
The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of June 30, 2024, were as follows:

Tax cost of investments	$2,557,206
Gross unrealized appreciation	99,704
Gross unrealized depreciation	(104,225)
Net unrealized appreciation/(depreciation)	(4,521)
Undistributed ordinary income	215
Undistributed long-term capital gain	—
Total distributable earnings	215
Other accumulated gain/(loss)	(49)
Total accumulated earnings/(losses)	$(4,355)

Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.
At June 30, 2024, the Fund had short-term capital loss carryforwards on a tax basis of $47 which does not expire.
The tax character of distributions during the six months ended December 31, 2024 and period ended June 30, 2024, were as follows:

	Six Months Ended December 31, 2024 (Unaudited)	Period Ended June 30, 2024
Distributions paid from:
Ordinary Income	$24,397	$15,836
Long-Term Capital Gains	840	—
Return of Capital	—	—
Total Distributions paid	$25,237	$15,836

At June 30, 2024, the Fund deferred, on a tax basis, no post-October losses.
8. PRINCIPAL INVESTMENT RISKS
Shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in the Fund’s prospectus under the heading “Principal Investment Risks”.
9. SUBSEQUENT EVENTS
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments or disclosures were required to the financial statements.
10. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker,

13

FUNDAMENTALS FIRST ETF
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)(Continued)
clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

14

FUNDAMENTALS FIRST ETF
ADDITIONAL INFORMATION
December 31, 2024 (Unaudited)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
The Advisor has agreed to pay all operating expenses of the Fund pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Advisor is responsible for compensating the Independent Trustees. Further information related to Trustees and Officers compensation for the Trust can be obtained from the Fund’s most recent Statement of Additional Information.
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not applicable.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website www.fundamentalsfirstfund.com.
FEDERAL TAX INFORMATION
For the fiscal period ended June 30, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00% for the Fund.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended June 30, 2024, was 37.04% for the Fund.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 0.00% for the Fund.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling 1-617-228-5190. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted daily on their website at www.fundamentalsfirstfund.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Fund uses to determine how to vote proxies related to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling 1-617-228-5190, by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www. fundamentalsfirstfund.com. Information on how the Fund voted proxies related to portfolio securities during the period ended December 31, 2024 is available without charge, upon request, by calling 1-617-228-5190 or by accessing the website of the SEC.

15

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Incorporated by reference to previous Form N-CSR filing.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)). Filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant :	Mason Capital Fund Trust

By (Signature and Title)*	/s/ Elliot Bruce
Elliot Bruce, Principal Executive Officer

Date	3/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Elliot Bruce
Elliot Bruce, Principal Executive Officer

Date	3/6/2025

By (Signature and Title)*	/s/ Gregg Picillo
Gregg Picillo, Principal Financial Officer

Date	3/6/2025